BANK AND OTHER BORROWINGS (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Feb. 18, 2014 USD ($) $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jun. 30, 2015 USD ($)
Debt Instrument [Line Items]
Equity interest in equity method investment		100.00%				100.00%
Property and equipment pledged as collateral		$ 21,353		¥ 164,938		¥ 138,321
Accounts receivable used to secure bank borrowings		7,920		76,333		51,304
Net investment in direct financing leases		32,404		274,787		209,905
Restricted cash		85,683		502,168		555,035
Proceeds received from long -term bank borrowing		52,997	¥ 343,301	¥ 291,892	¥ 407,969
Loss on debt extinguishment		$ (5,657)	¥ (36,648)
International Finance Corporation [Member]
Debt Instrument [Line Items]
Principal amount of loan	$ 20,000
Debt instrument, repayment term		Remaining repaid on February 29, 2016 and May 31, 2016 in two equal installments.	Remaining repaid on February 29, 2016 and May 31, 2016 in two equal installments.
Debt instrument, conversion term
The loan gives IFC the right to convert the loan in whole or in part, at any time prior to the fifth anniversary of the date of the disbursement of the loan, into ADSs of the Company at the conversion price in effect at such time.

The loan gives IFC the right to convert the loan in whole or in part, at any time prior to the fifth anniversary of the date of the disbursement of the loan, into ADSs of the Company at the conversion price in effect at such time.

Conversion price per ADS | $ / shares	$ 6.90
Long -term bank borrowing	$ 14,149
Proceeds received from long -term bank borrowing	20,000
Fair value of the bifurcated compound derivative	$ 5,851	$ 10,004				64,804
Principal amount repaid		10,000
Loss on debt extinguishment		(5,657)	¥ (36,648)
Line of Credit Entered into by Subsidiary [Member]
Debt Instrument [Line Items]
Net investment in direct financing leases		$ 22,143		¥ 207,445		¥ 143,440
Short-term Bank Borrowings [Member]
Debt Instrument [Line Items]
Short-term bank borrowings, weighted average interest rate		1.71%		1.96%		1.71%
Short-term Bank Borrowings [Member] | USD [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity of credit line		$ 145,035		¥ 543,877		¥ 939,508
Long-term Bank and Other Borrowings [Member]
Debt Instrument [Line Items]
Long-term bank and other borrowings, weighted average interest rate		5.27%		3.91%		5.27%
Long-term Bank and Other Borrowings [Member] | CNY [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity of credit line		$ 38,666		¥ 359,963		¥ 250,468
Short Term Bank Credit Lines [Member]
Debt Instrument [Line Items]
Unutilized bank credit lines		280,064				1,814,196
Long Term Bank Credit Lines [Member]
Debt Instrument [Line Items]
Unutilized bank credit lines		58,110				376,426
Long-term loan agreement [Member] | Gopher [Member]
Debt Instrument [Line Items]
Principal amount of loan							$ 25,000
Long -term bank borrowing		25,000				161,945
Interest rate (as a percent)							9.00%
Accrued interest		$ 1,035				¥ 6,705